Subsequent events - Narrative (Details) (USD $)	12 Months Ended				1 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	1 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Oct. 18, 2013 Conversion of accrued interest in 2012 [Member] Board of Directors Chairman [Member]	Oct. 18, 2013 Conversion of accrued interest [Member]	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos)	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos)	Sep. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 14, 2013 Prepayment from related party for future 2013 purchases	Sep. 30, 2013 Prepayment from related party for future 2013 purchases	Nov. 14, 2013 Subsequent event	Jul. 22, 2013 Subsequent event	Oct. 18, 2013 Subsequent event Convertible Common Stock [Member]	Oct. 03, 2013 Subsequent event Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Subsequent event Chief Executive Officer (John N. Hatsopoulos)	Mar. 14, 2013 Subsequent event Prepayment from related party for future 2013 purchases
Subsequent Event [Line Items]
Prepayments received from related party											$ 827,747	$ 420,317						$ 827,747
Discount rate on related party prepaid purchases												6.00%						6.00%
Working capital line of credit with related party									1,500,000	1,000,000							1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001										$ 0.001
Debt Instrument, Face Amount																450,000
Related Party Transaction, Rate								1.50%								6.00%
Stock Issued During Period, Shares, New Issues													744,378
Share Price													$ 4.50
Proceeds from Issuance of Common Stock	680,000	3,610,993	1,211,249										3,349,700
Debt Conversion, Original Debt, Amount															90,967
Debt Conversion, Converted Instrument, Shares Issued							500,000								75,806
Debt Instrument, Convertible, Conversion Price					$ 3.20	$ 4.50									$ 1.20
Convertible Debenture, Related Parties, Current	$ 90,967	$ 0		$ 90,967	$ 6,913	$ 4,366
Debt Instrument, Convertible, Number of Equity Instruments					2,161	970